LEASES - Schedule of Future Minimum Lease Payments to be Received (Details) $ in Millions	Mar. 31, 2020 USD ($)
Lessor, Operating Lease, Payments, Fiscal Year Maturity [Abstract]
2020	$ 200
2021	149
2022	82
2023	30
2024	8
2025 and thereafter	3
Total undiscounted lease payments	$ 472